Business Segment Information (Schedule Of Net Sales And Earnings Before Income Tax) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 144,600,000	$ 116,922,000	$ 118,039,000	$ 110,518,000	$ 123,550,000	$ 118,432,000	$ 125,237,000	$ 111,480,000	$ 490,079,000	$ 478,699,000	$ 450,816,000
Consolidated EBIT									52,300,000	54,700,000	56,500,000
Less: Interest expense									(2,693,000)	(2,469,000)	(2,493,000)
Earnings before income tax									49,595,000	52,182,000	54,005,000
Filtration [Member]
Segment Reporting Information [Line Items]
Net sales									214,100,000	194,800,000	167,600,000
Consolidated EBIT									21,600,000	25,900,000	30,400,000
Test [Member]
Segment Reporting Information [Line Items]
Net sales									166,700,000	175,900,000	176,500,000
Consolidated EBIT									16,300,000	14,000,000	18,600,000
USG [Member]
Segment Reporting Information [Line Items]
Net sales									109,300,000	108,000,000	106,700,000
Consolidated EBIT									42,400,000	38,000,000	30,800,000
Corporate [Member]
Segment Reporting Information [Line Items]
Consolidated EBIT									$ (28,000,000)	$ (23,200,000)	$ (23,300,000)